Goodwill and Intangible Assets - Additional Information (Detail) ₨ in Millions, $ in Millions				12 Months Ended
	Mar. 19, 2024 INR (₨)	Jul. 01, 2023 INR (₨)	Jul. 01, 2023 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Jul. 01, 2023 USD ($)
Finite And Indefinite Lived Intangible Assets [Line Items]
Finite lived intangible assets amortization				₨ 25,237.2	$ 295.4	₨ 21,201.0	₨ 0.0
Goodwill written off related to sale of business unit				0.0	$ 0.0	73,576.1
GoodwillI impairment Loss				0.0
Goodwill				1,629,510.3		1,629,510.3	₨ 74,937.9	$ 19,074.2	$ 19,074.2
Erstwhile Centurion Bank Of Punjab [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Goodwill				74,937.9
Erstwhile Housing Development Finance Corporation Limited [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Goodwill				1,554,572.4
eHDFC [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Goodwill		₨ 1,628,148.5				1,628,148.5				$ 19,058.3
HDFC Credila Financial Services Limited [Member] | eHDFC [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Goodwill written off related to sale of business unit	₨ 73,576.1	₨ 73,576.1	$ 861.2
Depreciation And Amortization [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Finite lived intangible assets amortization				₨ 25,237.2		₨ 21,201.0